Mineral Properties, Plant and Equipment - Carrying Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	$ 2,415,006	$ 2,504,901	$ 1,301,002
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	5,452,665	5,181,329
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(3,037,659)	(2,676,428)
Mining assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	1,676,276	1,722,426
Mining assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	4,286,539	3,905,985
Mining assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(2,610,263)	(2,183,559)
Mining assets [member] | Huaron mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	82,338	88,808
Mining assets [member] | Huaron mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	218,270	215,109
Mining assets [member] | Huaron mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(135,932)	(126,301)
Mining assets [member] | Morococha mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	91,861	94,361
Mining assets [member] | Morococha mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	267,705	258,862
Mining assets [member] | Morococha mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(175,844)	(164,501)
Mining assets [member] | Shahuindo mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	459,788	459,292
Mining assets [member] | Shahuindo mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	546,643	498,960
Mining assets [member] | Shahuindo mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(86,855)	(39,668)
Mining assets [member] | La Arena mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	104,088	89,161
Mining assets [member] | La Arena mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	170,401	112,014
Mining assets [member] | La Arena mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(66,313)	(22,853)
Mining assets [member] | Alamo Dorado mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Mining assets [member] | Alamo Dorado mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	71,725	71,724
Mining assets [member] | Alamo Dorado mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(71,725)	(71,724)
Mining assets [member] | La Colorada mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	143,935	162,125
Mining assets [member] | La Colorada mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	308,378	305,357
Mining assets [member] | La Colorada mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(164,443)	(143,232)
Mining assets [member] | Dolores mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	480,613	516,472
Impairment charge	748,900	748,900
Mining assets [member] | Dolores mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	1,709,105	1,608,334
Mining assets [member] | Dolores mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(1,228,492)	(1,091,862)
Mining assets [member] | Manantial Espejo mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	28,590	3,776
Impairment charge	173,300	173,300
Mining assets [member] | Manantial Espejo mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	513,626	371,677
Mining assets [member] | Manantial Espejo mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(485,036)	(367,901)
Mining assets [member] | San Vicente mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	43,382	47,891
Mining assets [member] | San Vicente mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	144,790	143,251
Mining assets [member] | San Vicente mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(101,408)	(95,360)
Mining assets [member] | Lakeshore mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	231,341	250,314
Mining assets [member] | Lakeshore mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	307,243	292,986
Mining assets [member] | Lakeshore mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(75,902)	(42,672)
Mining assets [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	10,340	10,226
Mining assets [member] | Other [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	28,653	27,711
Mining assets [member] | Other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(18,313)	(17,485)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	5,504	4,261
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	6,758	5,528
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(1,254)	(1,267)
Exploration and evaluation assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	738,730	782,475
Exploration and evaluation assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	1,166,126	1,275,344
Exploration and evaluation assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(427,396)	(492,869)
Exploration and evaluation assets [member] | Morococha mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	5,054	7,213
Exploration and evaluation assets [member] | Morococha mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	5,054	7,213
Exploration and evaluation assets [member] | Morococha mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Exploration and evaluation assets [member] | Shahuindo mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	6,079	15,586
Exploration and evaluation assets [member] | Shahuindo mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	6,079	15,586
Exploration and evaluation assets [member] | Shahuindo mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Exploration and evaluation assets [member] | La Arena mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	117,000	117,000
Exploration and evaluation assets [member] | La Arena mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	117,000	117,000
Exploration and evaluation assets [member] | La Arena mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Exploration and evaluation assets [member] | La Colorada mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	21,589	15,544
Exploration and evaluation assets [member] | La Colorada mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	21,589	15,544
Exploration and evaluation assets [member] | La Colorada mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Exploration and evaluation assets [member] | Lakeshore mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	71,099	87,747
Exploration and evaluation assets [member] | Lakeshore mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	71,099	87,747
Exploration and evaluation assets [member] | Lakeshore mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	0
Exploration and evaluation assets [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	20,539	20,199
Exploration and evaluation assets [member] | Other [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	32,533	31,866
Exploration and evaluation assets [member] | Other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(11,994)	(11,667)
Exploration and evaluation assets [member] | Navidad project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	190,476	190,476
Impairment charge	376,100	376,100
Exploration and evaluation assets [member] | Navidad project [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	566,577	566,577
Exploration and evaluation assets [member] | Navidad project [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(376,101)	(376,101)
Exploration and evaluation assets [member] | Escobal mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	258,126	249,353
Exploration and evaluation assets [member] | Escobal mine [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	259,198	249,353
Exploration and evaluation assets [member] | Escobal mine [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(1,072)	0
Exploration and evaluation assets [member] | Minefinders project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	43,264	46,104
Exploration and evaluation assets [member] | Minefinders project [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	80,239	83,079
Exploration and evaluation assets [member] | Minefinders project [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	(36,975)	(36,975)
Exploration and evaluation assets [member] | Argentine projects [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	28,992
Exploration and evaluation assets [member] | Argentine projects [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	0	95,851
Exploration and evaluation assets [member] | Argentine projects [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	$ 0	$ (66,859)